Brown Advisory Sustainable Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Communication Services - 6.6%
Alphabet, Inc. - Class C	6,881	$1,973,883
Comcast Corp. - Class A	141,166	4,052,876
T-Mobile US, Inc.	25,032	5,257,471
		11,284,230

Consumer Discretionary - 3.9%
Expedia Group, Inc.	8,452	1,951,482
LKQ Corp.	79,123	2,323,843
Wyndham Hotels & Resorts, Inc.	30,225	2,455,177
		6,730,502

Consumer Staples - 4.6%
Mondelez International, Inc. - Class A	49,359	2,845,053
Unilever PLC - ADR	88,947	5,067,310
		7,912,363

Energy - 6.5%
SLB Ltd.	149,335	7,674,326
Weatherford International PLC	36,478	3,450,089
		11,124,415

Financials - 14.9%
American International Group, Inc.	68,619	5,163,580
Bank of America Corp.	103,023	5,022,371
Citigroup, Inc.	45,212	5,127,493
Fidelity National Information Services, Inc.	56,994	2,673,588
KKR & Co., Inc.	21,522	1,990,785
Willis Towers Watson PLC	19,794	5,754,116
		25,731,933

Health Care - 21.8%
Becton Dickinson & Co.	26,983	4,242,537
Cardinal Health, Inc.	36,006	7,608,428
Cooper Cos., Inc. (a)	39,929	2,854,923
Elevance Health, Inc.	11,594	3,394,144
Gilead Sciences, Inc.	19,857	2,767,470
ICON PLC (a)	36,659	4,056,685
Labcorp Holdings, Inc.	13,165	3,512,554
Medtronic PLC	22,622	1,960,196
Sanofi SA - ADR	149,178	7,187,396
		37,584,333

Industrials - 12.1%
Ferguson Enterprises, Inc.	22,025	5,137,552
Honeywell International, Inc.	12,693	2,868,999
Masco Corp.	30,351	1,832,290
Pentair PLC	59,401	5,174,421
Trane Technologies PLC	8,043	3,351,840
Waste Connections, Inc.	15,301	2,485,494
		20,850,596

Information Technology - 12.6%
Applied Materials, Inc.	9,047	3,092,174
Cisco Systems, Inc.	22,119	1,716,213
Dell Technologies, Inc. - Class C	33,179	5,445,669
Flex Ltd. (a)	80,559	5,273,392
NXP Semiconductors NV	13,162	2,591,072
TD SYNNEX Corp.	20,831	3,514,398
		21,632,918

Materials - 6.5%
CRH PLC	55,612	5,845,933
Smurfit WestRock PLC	136,453	5,437,652
		11,283,585

Real Estate - 2.7%
CBRE Group, Inc. - Class A (a)	34,271	4,642,350

Utilities - 2.9%
Constellation Energy Corp.	17,968	5,017,564
TOTAL COMMON STOCKS (Cost $132,215,009)		163,794,789

SHORT-TERM INVESTMENTS - 4.6%	Shares	Value
Money Market Funds - 4.6%
First American Government Obligations Fund - Class Z, 3.54% (b)	7,904,386	7,904,386
TOTAL SHORT-TERM INVESTMENTS (Cost $7,904,386)		7,904,386

TOTAL INVESTMENTS - 99.7% (Cost $140,119,395)		171,699,175
Other Assets in Excess of Liabilities - 0.3%		461,778
TOTAL NET ASSETS - 100.0%		$172,160,953

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Sustainable Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$163,794,789	$–	$–	$163,794,789
Money Market Funds	7,904,386	–	–	7,904,386
Total Investments	$171,699,175	$–	$–	$171,699,175

Refer to the Schedule of Investments for further disaggregation of investment categories.